Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Leases	Leases
The Company leases office space and certain office equipment under operating lease agreements. The Company determines if an arrangement or contract is a lease at inception and does not separate lease and non-lease components of the contract. The Company records the present value of its commitments for leases with terms of more than one year on the Condensed Consolidated Statements of Financial Condition as a right-of-use asset with the corresponding liability. Right-of-use assets are subject to certain adjustments for lease incentives, deferred rent and initial direct costs. The Company elected the practical expedient not to separate lease components and non-lease components in calculating the net present value of the lease payments on office space and office equipment leases. Thus, the measurement of the right-of-use asset and corresponding lease obligation use one single combined component. All leases were determined to be operating leases. Right-of-use assets represent the Company’s right to use the underlying assets for their lease terms and lease liabilities represent the Company’s obligation to make lease payments arising from these leases. The Company’s lease agreements do not contain any residual value guarantees. Lease expense is recognized on a straight-line basis over the lease term for new leases and over the remaining lease term for existing leases already in place at January 1, 2019 (date of adoption).
The implicit discount rates used to determine the present value of the Company’s leases are not readily determinable, thus, the Company uses its incremental borrowing rate to determine the present value of its lease payments. The determination of an appropriate incremental borrowing rate requires significant assumptions and judgement. The Company’s incremental borrowing rate was calculated based on the Company’s recent debt issuances and market conditions at the time of adoption or upon entering into a new lease, as applicable. The Company weights the rates appropriately depending on the term of the leases. Renewal and termination terms of the Company’s leases vary depending on the lease. The Company estimates the expected lease terms by assuming the exercise of renewal options and extensions where an economic penalty exists that would preclude the abandonment of the lease at the end of the initial non-cancelable term and the exercise of such renewal or extension is at the sole discretion of the Company. Certain lease agreements are secured by security deposits, which are reflected in Prepaid expenses and other assets on the Condensed Consolidated Statements of Financial Condition.
In conjunction with the Separation, the Company entered into sublease agreements for portions of its Houston and New York office spaces with the Asset Management business through 2027 and 2022, respectively. These subleases are considered operating leases. The subleases do not include renewal options and the Company has the right to terminate these subleases for any reason after giving 90 days prior written notice. Sublease income is recognized on a straight-line basis over the term of the lease. The Company elected the practical expedient not to separate lease components and non-lease components for these subleases. See additional information regarding these subleases in Note 17 – Related Party Transactions.
In May 2021, the Company extended the term of its New York office lease by five months, which resulted in an increase to Lease liabilities and a corresponding increase to Right-of-use lease assets of $5.1 million. On July 26, 2021, the Company executed a lease amendment to vacate a portion of its Houston office space, which resulted in a $1.9 million decrease to Right-of-use lease assets, a $2.4 million decrease to Lease liabilities and a $0.5 million gain recorded in Other income (expense) in the Condensed Consolidated Statements of Operations. The Houston sublease agreement with the Asset Management business was terminated in conjunction with this lease amendment.
On August 3, 2021, the Company executed a lease amendment to expand the leased space in its Paris office, which resulted in an increase to Lease liabilities and a corresponding increase to Right-of-use lease assets of $0.5 million.
Other information as it relates to the Company’s operating leases is as follows:

	September 30, 2021	December 31, 2020
Weighted-average discount rate - operating leases	2.46%	4.07%
Weighted-average remaining lease term - operating leases	3.42 years	3.99 years

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Operating lease cost	$4,736	$4,914	$14,425	$14,568
Variable lease cost	1,370	1,427	3,753	4,463
Sublease income - operating leases	(753)	(996)	(2,366)	(2,947)
Total net lease cost	$5,353	$5,345	$15,812	$16,084

Cash paid for lease obligation			$15,100	$16,250
As of September 30, 2021, the maturities of undiscounted operating lease liabilities of the Company are as follows:

Years Ending:	Operating Leases	Sublease Income	Net Minimum Payments
Remainder of 2021	$4,774	$582	$4,192
2022	19,086	194	18,892
2023	13,641	—	13,641
2024	4,380	—	4,380
2025	2,871	—	2,871
Thereafter	5,015	—	5,015
Total minimum lease payments	49,767	$776	$48,991
Less: Imputed Interest	(1,879)
Total lease liabilities	$47,888
Leases
The Company leases office space and certain office equipment under operating lease agreements. The Company’s office lease terms range from 5 to 20 years while the office equipment leases range from 1 to 5 years.
The Company determines if an arrangement or contract is a lease at inception and does not separate lease and non-lease components of the contract. Beginning January 1, 2019, the Company recorded the present value of its commitments for leases with terms of more than one year on the Consolidated Statements of Financial Condition as a right-of-use asset with the corresponding liability. Right-of-use assets are subject to certain adjustments for lease incentives, deferred rent and initial direct costs. As allowed with practical expedient in ASC 842, the Company elected not to separate lease components and non-lease components in calculating the net present value of the lease payments on office space and office equipment leases. Thus the measurement of the right-of-use asset and corresponding lease obligation use one single combined component. All leases were determined to be operating leases. Right-of-use assets represent the Company’s right to use the underlying assets for their lease terms and lease liabilities represent the Company’s obligation to make lease payments arising from these leases. The Company’s lease agreements do not contain any residual value guarantees. Lease expense is recognized on a straight-line basis over the lease term for new leases and over the remaining lease term for existing leases already in place at January 1, 2019 (date of adoption).
The implicit discount rates used to determine the present value of the Company’s leases are not readily determinable, thus, the Company uses its incremental borrowing rate to determine the present value of its lease payments. The determination of an appropriate incremental borrowing rate requires significant assumptions and judgement. The Company’s incremental borrowing rate was calculated based on the Company’s recent debt issuances and market conditions at the time of adoption or upon entering into a new lease, as applicable. The Company scales the rates appropriately depending on the term of the leases. Renewal and termination terms of the Company’s leases vary depending on the lease. The Company estimates the expected lease terms by assuming the exercise of renewal options and extensions where an economic penalty exists that would preclude the abandonment of the lease at the end of the initial non-cancelable term and the exercise of such renewal or extension is at the sole discretion of the Company. Certain lease agreements are secured by security deposits, which are reflected in Prepaid expenses and other assets on the Consolidated Statements of Financial Condition.
In conjunction with the Separation, the Company entered into sublease agreements for a portion of its Houston and New York office space with the Asset Management business through 2027 and 2022, respectively. These subleases are considered operating leases. The subleases do not include renewal options and the Company has the right to terminate these subleases for any reason after giving 90 days prior written notice. Sublease revenue is recognized on a straight-line basis over the term of the lease. As allowed with practical expedient in ASC 842, the Company elected not to separate lease components and non-lease components (electricity charges) for these subleases. See additional information regarding these subleases at Note 12—Related Party Transactions.
In July 2020, the Company modified the terms of its New York office space lease by shortening the lease term of certain floor space and extending the contractual lease term of other floor space. These contractual changes were treated as a modification of the original lease. The modified lease was reassessed and continues to be considered an operating lease. The lease liability was remeasured as of the modification date and resulted in a corresponding adjustment to the right of use asset as well as a $0.1 million gain which was recognized as Other income (expense) on the Condensed Consolidated Statements of Operations and Comprehensive Loss.
In December 2020, the Company modified the terms of its Calgary office space lease extending the lease term, expanding the office space and amending the annual rent of the original space. The amendment also provided for a tenant incentive allowance to be used to build out the space. These contractual changes were treated as a modification of the original lease. The modified lease was reassessed and continues to be considered an operating lease. The lease liability was remeasured as of the modification date and resulted in a corresponding adjustment to the right of use asset.
Other information as it relates to the Company’s operating leases is as follows:

	Year Ended December 31,
	2020	2019
Weighted-average discount rate - operating leases	4.07%	4.08%
Weighted-average remaining lease term - operating leases	3.99 years	4.5 years

	Year Ended December 31,
	2020	2019
Operating lease cost	$19,486	$19,657
Variable lease cost	6,145	5,592
Sublease revenue - operating leases	(3,942)	(3,366)
Total net lease cost	$21,689	$21,883

Cash paid for lease obligation	$21,532	$21,545
For the year ended December 31, 2018, aggregate rent expense was $17.3 million which is included in Rent and occupancy on the Consolidated Statements of Operations and Comprehensive Loss.
As of December 31, 2020, the maturities of the undiscounted operating lease liabilities for which the Company are as follows:

Years Ending:	Operating Leases	Sublease Income	Net Payments
2021	$20,032	$2,509	$17,523
2022	19,635	378	19,257
2023	9,155	188	8,967
2024	4,960	192	4,768
2025	3,462	195	3,267
Thereafter	5,966	334	5,632
Total minimum lease payments	63,210	$3,796	$59,414
Less: Imputed Interest	(4,981)
Total lease liabilities	$58,229